UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER:	811-23822

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Antetokounmpo Sustainable Equities Trust

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville
Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P Calamos, Sr.,
Global Chief Investment Officer
Calamos Antetokounmpo Asset Management LLC
2020 Calamos Court,
Naperville, Illinois
60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE:	(630) 245-7200

DATE OF FISCAL YEAR END:	December 31, 2026

DATE OF REPORTING PERIOD:	January 1, 2026 through June 30, 2026

ITEM 1: REPORTS TO SHAREHOLDERS.

TABLE OF CONTENTS

Calamos Antetokounmpo Sustainable Equities Fund Class A - SROAX

Calamos Antetokounmpo Sustainable Equities Fund Class C - SROCX

Calamos Antetokounmpo Sustainable Equities Fund Class I - SROIX

Calamos Antetokounmpo Sustainable Equities Fund Class R6 - SRORX

Calamos Antetokounmpo Sustainable Equities Fund

Class A: SROAX

Semi-Annual Shareholder Report  - June 30, 2026

This semi-annual shareholder report contains important information about the Calamos Antetokounmpo Sustainable Equities Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$70	1.35%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$5,776,083	63	12%

WHAT DID THE FUND INVEST IN?

The Fund employs an integrated, fundamental, and sustainable investment process, investing in high-quality, primarily US multi-cap companies with strong financial metrics that also address non-financial risks related to governance, ecological impact, and human development.

Sector weightings and top 10 holdings exclude, if any, cash or equivalents.

Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	37.8
Industrials	16.5
Financials	9.8
Communication Services	9.1
Health Care	8.5
Consumer Discretionary	8.1
Consumer Staples	4.5
Materials	3.1
Real Estate	1.5

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Alphabet, Inc. - Class A	8.4
NVIDIA Corp.	5.6
Apple, Inc.	5.6
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	4.6
Microsoft Corp.	4.6
Amazon.com, Inc.	3.8
Broadcom, Inc.	3.0
Applied Materials, Inc.	2.8
ASML Holding NV (ADR)	2.5
Amphenol Corp. - Class A	2.4

www.calamos.com

Calamos Antetokounmpo Sustainable Equities Fund

Class A: SROAX

Semi-Annual Shareholder Report  - June 30, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | SEQTSRS-A 26

Calamos Antetokounmpo Sustainable Equities Fund

Class C: SROCX

Semi-Annual Shareholder Report  - June 30, 2026

This semi-annual shareholder report contains important information about the Calamos Antetokounmpo Sustainable Equities Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$109	2.10%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$5,776,083	63	12%

WHAT DID THE FUND INVEST IN?

The Fund employs an integrated, fundamental, and sustainable investment process, investing in high-quality, primarily US multi-cap companies with strong financial metrics that also address non-financial risks related to governance, ecological impact, and human development.

Sector weightings and top 10 holdings exclude, if any, cash or equivalents.

Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	37.8
Industrials	16.5
Financials	9.8
Communication Services	9.1
Health Care	8.5
Consumer Discretionary	8.1
Consumer Staples	4.5
Materials	3.1
Real Estate	1.5

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Alphabet, Inc. - Class A	8.4
NVIDIA Corp.	5.6
Apple, Inc.	5.6
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	4.6
Microsoft Corp.	4.6
Amazon.com, Inc.	3.8
Broadcom, Inc.	3.0
Applied Materials, Inc.	2.8
ASML Holding NV (ADR)	2.5
Amphenol Corp. - Class A	2.4

www.calamos.com

Calamos Antetokounmpo Sustainable Equities Fund

Class C: SROCX

Semi-Annual Shareholder Report  - June 30, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | SEQTSRS-C 26

Calamos Antetokounmpo Sustainable Equities Fund

Class I: SROIX

Semi-Annual Shareholder Report  - June 30, 2026

This semi-annual shareholder report contains important information about the Calamos Antetokounmpo Sustainable Equities Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$57	1.10%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$5,776,083	63	12%

WHAT DID THE FUND INVEST IN?

The Fund employs an integrated, fundamental, and sustainable investment process, investing in high-quality, primarily US multi-cap companies with strong financial metrics that also address non-financial risks related to governance, ecological impact, and human development.

Sector weightings and top 10 holdings exclude, if any, cash or equivalents.

Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	37.8
Industrials	16.5
Financials	9.8
Communication Services	9.1
Health Care	8.5
Consumer Discretionary	8.1
Consumer Staples	4.5
Materials	3.1
Real Estate	1.5

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Alphabet, Inc. - Class A	8.4
NVIDIA Corp.	5.6
Apple, Inc.	5.6
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	4.6
Microsoft Corp.	4.6
Amazon.com, Inc.	3.8
Broadcom, Inc.	3.0
Applied Materials, Inc.	2.8
ASML Holding NV (ADR)	2.5
Amphenol Corp. - Class A	2.4

www.calamos.com

Calamos Antetokounmpo Sustainable Equities Fund

Class I: SROIX

Semi-Annual Shareholder Report  - June 30, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | SEQTSRS-I 26

Calamos Antetokounmpo Sustainable Equities Fund

Class R6: SRORX

Semi-Annual Shareholder Report  - June 30, 2026

This semi-annual shareholder report contains important information about the Calamos Antetokounmpo Sustainable Equities Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class R6	$57	1.09%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$5,776,083	63	12%

WHAT DID THE FUND INVEST IN?

The Fund employs an integrated, fundamental, and sustainable investment process, investing in high-quality, primarily US multi-cap companies with strong financial metrics that also address non-financial risks related to governance, ecological impact, and human development.

Sector weightings and top 10 holdings exclude, if any, cash or equivalents.

Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	37.8
Industrials	16.5
Financials	9.8
Communication Services	9.1
Health Care	8.5
Consumer Discretionary	8.1
Consumer Staples	4.5
Materials	3.1
Real Estate	1.5

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Alphabet, Inc. - Class A	8.4
NVIDIA Corp.	5.6
Apple, Inc.	5.6
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	4.6
Microsoft Corp.	4.6
Amazon.com, Inc.	3.8
Broadcom, Inc.	3.0
Applied Materials, Inc.	2.8
ASML Holding NV (ADR)	2.5
Amphenol Corp. - Class A	2.4

www.calamos.com

Calamos Antetokounmpo Sustainable Equities Fund

Class R6: SRORX

Semi-Annual Shareholder Report  - June 30, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | SEQTSRS-R6 26

Item 1(b). Not applicable.

Item 2: Code of Ethics.

The information required by this Item 2 is only required in an annual report on this Form N-CSR.

Item 3: Audit Committee Financial Expert.

The information required by this Item 3 is only required in an annual report on this Form N-CSR.

Item 4: Principal Accountant Fees and Services.

The information required by this Item 4 is only required in an annual report on this Form N-CSR.

Item 5: Audit Committee of Listed Registrants.

The information required by this Item 5 is only required in an annual report on this Form N-CSR.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of the N-CSR.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

SEMIANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION June 30, 2026
Visit www.calamos.com/paperless to enroll. You can
view shareholder communications, including fund
prospectuses, and other shareholder materials.
Calamos Antetokounmpo Sustainable Equities Fund
TIMELY INFORMATION INSIDE

Table of Contents
Statement of Assets and Liabilities (unaudited) 1
Statement of Operations (unaudited) 2
Statement of Changes in Net Assets 3
Financial Highlights 4
Schedule of Investments (unaudited) 8
Notes to Financial Statements (unaudited) 10
Report of Independent Registered Public Accounting Firm 15
Statement Regarding Basis for Approval of Investment Advisory Contract (unaudited) 16

Statement of Assets and Liabilities
June 30, 2026 (unaudited)

www.calamos.com
See accompanying Notes to Financial Statements
ASSETS
Investments in securities, at value $ 5,711,624
Cash with custodian 86,230
Receivables:
Due from Investment adviser 42,090
Accrued dividends 2,416
Prepaid expenses 783
Total assets 5,843,143
LIABILITIES
Payables:
Affiliates:
Investment advisory fees 3,921
Distribution fees 11
Trustees’ fees and officer compensation 1,843
Other accounts payable and accrued liabilities 61,285
Total liabilities 67,060
NET ASSETS $ 5,776,083
COMPOSITION OF NET ASSETS
Paid in capital $ 4,097,441
Accumulated distributable earnings 1,678,642
NET ASSETS $ 5,776,083
CLASS A SHARES
†
Net assets applicable to shares outstanding $ 183,091
Shares outstanding 12,230
Net asset value and redemption price per share $ 14 .97
Maximum offering price per share (Net asset value, plus 4.75% of offering price) $ 15 .72
CLASS C SHARES
†**
Net assets applicable to shares outstanding $ 151,854
Shares outstanding 10,369
Net asset value and redemption price per share $ 14 .65
CLASS I SHARES
†
Net assets applicable to shares outstanding $ 5,283,950
Shares outstanding 351,646
Net asset value and redemption price per share $ 15 .03
CLASS R6 SHARES
†
Net assets applicable to shares outstanding $ 157,188
Shares outstanding 10,460
Net asset value and redemption price per share $ 15 .03
—
Investments in securities, at cost $ 4,127,699
†
No par value; unlimited number of shares authorized.
**
Redemption price may be reduced by contingent deferred sales charge.

Statement of Operations
Six Months Ended June 30, 2026 (unaudited)

Calamos Antetokounmpo Sustainable Equities Trust SEMIANNUAL REPORT
See accompanying Notes to Financial Statements
INVESTMENT INCOME
Interest $ 1,089
Dividends 23,331
Dividend taxes withheld (411)
Total investment income 24,009
EXPENSES
Investment advisory fees 22,529
Distribution fees
Class A 212
Class C 710
Legal fees 39,070
Registration fees 28,837
Audit fees 25,490
Printing and mailing fees 12,289
Trustees’ fees and officer compensation 5,972
Accounting
fees
4,095
Transfer agent fees 4,019
Tax fees 826
Custodian fees 306
Fund administration fees 139
Other 5,330
Total expenses 149,824
Less expense reductions (119,756)
Net expenses 30,068
NET INVESTMENT (LOSS) (6,059)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments 83,509
Foreign currency transactions 1
Change in net unrealized appreciation (depreciation) on:
Investments 451,435
NET GAIN 534,945
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS $ 528,886

Statement of Changes in Net Assets
June 30, 2026

www.calamos.com
See accompanying Notes to Financial Statements
(UNAUDITED)
SIX MONTHS
ENDED
JUNE 30,
2026
YEAR ENDED
DECEMBER 31,
2025
OPERATIONS
Net investment income (loss) $ (6,059) $ 3,711
Net realized gain 83,510 207,385
Change in unrealized appreciation 451,435 335,096
Net increase in net assets resulting from operations 528,886 546,192
DISTRIBUTIONS TO SHAREHOLDERS
Class A — (5,672)
Class C — (4,901)
Class I — (166,153)
Class R6 — (5,077)
Total distributions — (181,803)
CAPITAL SHARE TRANSACTIONS 125,298 177,096
TOTAL INCREASE IN NET ASSETS 654,184 541,485
NET ASSETS
Beginning of period $ 5,121,899 $ 4,580,414
End of period $ 5,776,083 $ 5,121,899

Financial Highlights
June 30, 2026

Calamos Antetokounmpo Sustainable Equities Trust SEMIANNUAL REPORT
Selected data for a share outstanding throughout each period were as follows:
Class A
(Unaudited)
Six Months
Ended June 30,
2026
Year Ended December 31,
February 3,
2023
•
through
December 31,
2023 2025 2024
Net asset value, beginning of period $ 13.59 $ 12.54 $ 10.97 $ 10.00
Income from investment operations:
Net investment income (loss)
(a)
(0.03) (0.02)
(b)
0.02 0.03
Net realized and unrealized gain (loss) 1.41 1.56 1.57 0.97
Total from investment operations 1.38 1.54 1.59 1.00
Distributions:
Dividends from net investment income — — (0.02) (0.03)
Dividends from net realized gains — (0.49) — —
Total distributions
**
— (0.49) (0.02) (0.03)
Net asset value, end of period $ 14.97 $ 13.59 $ 12.54 $ 10.97
Ratios and supplemental data:
Total return
(c)
10 .15% 12 .30% 14 .45% 10 .03%
Net assets, end of period (000) $ 183 $ 163 $ 184 $ 157
Ratio of net expenses to average net assets 1 .35%
(d)
1 .35% 1 .35% 1 .35%
(d)
Ratio of gross expenses to average net assets prior to expense reductions 5 .86%
(d)
5 .78% 6 .11% 10 .24%
(d)
Ratio of net investment income (loss) to average net assets ( 0 .44% )
(d)
( 0 .14% ) 0 .15% 0 .37%
(d)
Portfolio turnover rate
(e)
12% 31% 20% 11%
• Commencement of operations.
** Distribution for annual periods determined in accordance with federal income tax regulations.
(a) Net investment income (loss) allocated based on average shares method.
(b) The amount shown for a share outstanding throughout the period may not correlate with the net investment income on the Statement of Operations for the period due to class specific expenses.
(c) Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the effect of taxes a shareholder would pay on fund distributions or the redemption of fund shares, sales charges, or contingent deferred sales charges, if applicable.
(d) Annualized.
(e) Not annualized.

www.calamos.com
Financial Highlights
June 30, 2026
Selected data for a share outstanding throughout each period were as follows:
Class C
(Unaudited)
Six Months
Ended June 30,
2026
Year Ended December 31,
February 3,
2023
•
through
December 31,
2023 2025 2024
Net asset value, beginning of period $ 13.34 $ 12.42 $ 10.93 $ 10.00
Income from investment operations:
Net investment income (loss)
(a)
(0.08) (0.11)
(b)
(0.07)
(b)
(0.03)
(b)
Net realized and unrealized gain (loss) 1.39 1.52 1.56 0.96
Total from investment operations 1.31 1.41 1.49 0.93
Distributions:
Dividends from net realized gains — (0.49) — —
Total distributions
**
— (0.49) — —
Net asset value, end of period $ 14.65 $ 13.34 $ 12.42 $ 10.93
Ratios and supplemental data:
Total return
(c)
9 .82% 11 .46% 13 .54% 9 .30%
Net assets, end of period (000) $ 152 $ 138 $ 124 $ 109
Ratio of net expenses to average net assets 2 .10%
(d)
2 .10% 2 .10% 2 .10%
(d)
Ratio of gross expenses to average net assets prior to expense reductions 6 .60%
(d)
6 .55% 6 .86% 10 .99%
(d)
Ratio of net investment income (loss) to average net assets ( 1 .20% )
(d)
( 0 .88% ) ( 0 .60% ) ( 0 .38% )
(d)
Portfolio turnover rate
(e)
12% 31% 20% 11%
• Commencement of operations.
** Distribution for annual periods determined in accordance with federal income tax regulations.
(a) Net investment income (loss) allocated based on average shares method.
(b) The amount shown for a share outstanding throughout the period may not correlate with the net investment income on the Statement of Operations for the period due to class specific expenses.
(c) Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the effect of taxes a shareholder would pay on fund distributions or the redemption of fund shares, sales charges, or contingent deferred sales charges, if applicable.
(d) Annualized.
(e) Not annualized.

Financial Highlights
June 30, 2026
Calamos Antetokounmpo Sustainable Equities Trust SEMIANNUAL REPORT
Selected data for a share outstanding throughout each period were as follows:
Class I
(Unaudited)
Six Months
Ended June 30,
2026
Year Ended December 31,
February 3,
2023
•
through
December 31,
2023 2025 2024
Net asset value, beginning of period $ 13.62 $ 12.55 $ 10.97 $ 10.00
Income from investment operations:
Net investment income (loss)
(a)
(0.01) 0.02 0.05 0.06
Net realized and unrealized gain (loss) 1.42 1.55 1.58 0.96
Total from investment operations 1.41 1.57 1.63 1.02
Distributions:
Dividends from net investment income — (0.01) (0.05) (0.05)
Dividends from net realized gains — (0.49) — —
Total distributions
**
— (0.50) (0.05) (0.05)
Net asset value, end of period $ 15.03 $ 13.62 $ 12.55 $ 10.97
Ratios and supplemental data:
Total return
(b)
10 .35% 12 .54% 14 .81% 10 .21%
Net assets, end of period (000) $ 5,284 $ 4,678 $ 4,146 $ 3,148
Ratio of net expenses to average net assets 1 .10%
(c)
1 .10% 1 .10% 1 .10%
(c)
Ratio of gross expenses to average net assets prior to expense reductions 5 .62%
(c)
5 .56% 5 .86% 9 .99%
(c)
Ratio of net investment income (loss) to average net assets ( 0 .19% )
(c)
0 .12% 0 .38% 0 .63%
(c)
Portfolio turnover rate
(d)
12% 31% 20% 11%
• Commencement of operations.
** Distribution for annual periods determined in accordance with federal income tax regulations.
(a) Net investment income (loss) allocated based on average shares method.
(b) Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the effect of taxes a shareholder would pay on fund distributions or the redemption of fund shares, sales charges, or contingent deferred sales charges, if applicable.
(c) Annualized.
(d) Not annualized.

www.calamos.com
Financial Highlights
June 30, 2026
Selected data for a share outstanding throughout each period were as follows:
Class R6
(Unaudited)
Six Months
Ended June 30,
2026
Year Ended December 31,
February 3,
2023
•
through
December 31,
2023 2025 2024
Net asset value, beginning of period $ 13.62 $ 12.55 $ 10.97 $ 10.00
Income from investment operations:
Net investment income (loss)
(a)
(0.01) 0.02 0.05 0.06
Net realized and unrealized gain (loss) 1.42 1.55 1.58 0.96
Total from investment operations 1.41 1.57 1.63 1.02
Distributions:
Dividends from net investment income — (0.01) (0.05) (0.05)
Dividends from net realized gains — (0.49) — —
Total distributions
**
— (0.50) (0.05) (0.05)
Net asset value, end of period $ 15.03 $ 13.62 $ 12.55 $ 10.97
Ratios and supplemental data:
Total return
(b)
10 .35% 12 .55% 14 .84% 10 .22%
Net assets, end of period (000) $ 157 $ 142 $ 127 $ 110
Ratio of net expenses to average net assets 1 .09%
(c)
1 .09% 1 .07% 1 .09%
(c)
Ratio of gross expenses to average net assets prior to expense reductions 5 .59%
(c)
5 .54% 5 .86% 9 .98%
(c)
Ratio of net investment income (loss) to average net assets ( 0 .18% )
(c)
0 .13% 0 .42% 0 .63%
(c)
Portfolio turnover rate
(d)
12% 31% 20% 11%
• Commencement of operations.
** Distribution for annual periods determined in accordance with federal income tax regulations.
(a) Net investment income (loss) allocated based on average shares method.
(b) Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the effect of taxes a shareholder would pay on fund distributions or the redemption of fund shares, sales charges, or contingent deferred sales charges, if applicable.
(c) Annualized.
(d) Not annualized.

Calamos Antetokounmpo Sustainable Equities Fund
Schedule of Investments June 30, 2026 (unaudited)

See accompanying Notes to Schedule of Investments
Calamos Antetokounmpo Sustainable Equities Trust SEMIANNUAL REPORT
NOTES TO SCHEDULE OF INVESTMENTS
NUMBER OF
SHARES b b VALUE b
COMMON STOCKS (98.9%)
Communication Services (9.1%)
1,361 Alphabet, Inc. - Class A $ 486,381
520 Netflix, Inc.# 37,128
523,509
Consumer Discretionary (8.1%)
914 Amazon.com, Inc.# 217,843
225 Booking Holdings, Inc. 40,104
1,166 Chipotle Mexican Grill, Inc.# 39,644
132 Home Depot, Inc. 46,554
801 TJX Cos., Inc. 121,351
465,496
Consumer Staples (4.5%)
707 Colgate-Palmolive Co. 64,818
48 Costco Wholesale Corp. 44,903
1,729 Darling Ingredients, Inc.# 94,438
470 Walmart, Inc. 53,232
257,391
Financials (9.8%)
179 American Express Co. 60,547
510 Bank of New York Mellon Corp. 73,751
532 Intercontinental Exchange, Inc. 65,494
425 Jack Henry & Associates, Inc. 58,539
173 S&P Global, Inc. 70,456
357 Travelers Cos., Inc. 117,853
342 Visa, Inc. - Class A 117,337
563,977
Health Care (8.5%)
711 Edwards Lifesciences Corp.# 64,317
60 Eli Lilly & Co. 71,966
1,077 GE HealthCare Technologies, Inc. 68,939
462 Gilead Sciences, Inc. 58,369
535 Merck & Co., Inc. 68,747
175 Thermo Fisher Scientific, Inc. 87,738
417 Veeva Systems, Inc. - Class A# 74,005
494,081
Industrials (16.5%)
474 Canadian Pacific Kansas City Ltd. 41,072
47 Caterpillar, Inc. 50,050
203 Cintas Corp. 34,526
81 Deere & Co. 51,381
132 Eaton Corp. PLC 56,248
204 Ferguson Enterprises, Inc. 48,415
61 GE Vernova, Inc. 71,667
213 Howmet Aerospace, Inc. 57,267
423 Nextpower, Inc. - Class A# 50,396
462 nVent Electric PLC 78,360
247 Old Dominion Freight Line, Inc. 53,500
475 Otis Worldwide Corp. 34,010
108 Quanta Services, Inc. 77,764
NUMBER OF
SHARES b b VALUE b
131 Rockwell Automation, Inc. $ 64,856
122 Trane Technologies PLC 59,922
424 Veralto Corp. 37,600
186 Verisk Analytics, Inc. 33,393
232 Waste Management, Inc. 51,708
952,135
Information Technology (37.8%)
776 Amphenol Corp. - Class A 136,824
1,112 Apple, Inc. 321,768
227 Applied Materials, Inc. 164,121
485 Arista Networks, Inc.# 82,392
72 ASML Holding NV (ADR) 143,240
1,189 Bentley Systems, Inc. - Class B 35,539
452 Broadcom, Inc. 170,743
128 Cadence Design Systems, Inc.# 48,041
229 KLA Corp. 69,092
706 Microsoft Corp. 263,352
143 Motorola Solutions, Inc. 59,386
1,631 NVIDIA Corp. 326,347
214 Palo Alto Networks, Inc.# 72,978
178 SAP SE (ADR) 27,432
554 Taiwan Semiconductor
Manufacturing Co. Ltd. (ADR) 264,574
2,185,829
Materials (3.1%)
228 Ecolab, Inc. 63,523
152 Linde PLC 78,879
109 Sherwin-Williams Co. 37,531
179,933
Real Estate (1.5%)
241 American Tower Corp. 39,420
368 Prologis, Inc. 49,853
89,273
TOTAL COMMON STOCKS
(Cost $4,127,699)
5,711,624
TOTAL INVESTMENTS (98.9%)
(Cost $4,127,699)
5,711,624
OTHER ASSETS, LESS LIABILITIES (1.1%)
64,459
NET ASSETS (100.0%) $ 5,776,083
# Non-income producing security.
ABBREVIATION
ADR American Depositary Receipt

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Antetokounmpo Sustainable Equities Fund
Schedule of Investments June 30, 2026 (unaudited)
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of June 30, 2026 (see Note 5):
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Common Stocks 63 $ 5,711,624 $ — $ — $ 5,711,624
Total $ 5,711,624 $ — $ — $ 5,711,624

Notes to Financial Statements
(unaudited)

Calamos Antetokounmpo Sustainable Equities Trust SEMIANNUAL REPORT
Note 1 – Organization and Significant Accounting Policies
Organization. Calamos Antetokounmpo Sustainable Equities Trust (the “Trust”), a Delaware statutory trust organized on August 15, 2022, consists of a single series, Calamos Antetokounmpo Sustainable Equities Fund (the “Fund”), which commenced operations on February 3, 2023. The Trust currently offers Class A, Class C, Class I, and Class R6 shares. The
Fund's investment objective is long-term capital appreciation.
Calamos Antetokounmpo Asset Management LLC (“CGAM”, or the "Adviser"), serves as the Fund’s adviser. CGAM is jointly owned by Calamos Advisors LLC ("Calamos Advisors") and Original C Fund, LLC, an entity whose voting rights are wholly owned by Original PE, LLC which, in turn, is wholly owned by Giannis Sina Ugo Antetokounmpo. Calamos Advisors LLC
serves as the Fund's subadviser ("Subadviser").
Mr. Antetokounmpo serves on the Adviser’s Board of Directors and has indirect control of half of the Adviser’s Board of
Directors. Mr. Antetokounmpo is not a portfolio manager of the Fund and is not involved in the day-to-day management of the Fund’s investments, and neither Original C nor Mr. Antetokounmpo provide any “investment advice” to the Fund.
Mr. Antetokounmpo provided input in selecting the initial strategy for the Fund. Mr. Antetokounmpo is involved with marketing efforts on behalf of the Adviser. If Mr. Antetokounmpo is no longer involved with the Fund or the Adviser then
“Antetokounmpo” will be removed from the name of the Fund and the Adviser. Further, shareholders would be notified of any change in the name of the Fund or its strategy. The Adviser is jointly owned and controlled by Calamos Advisors and, indirectly, by Mr. Antetokounmpo, a well-known professional athlete. Unanticipated events, including, without limitation, death, adverse reputational events or business disputes, could result in Mr. Antetokounmpo no longer being associated or involved with the Adviser. Any such event could adversely impact the Fund and result in shareholders experiencing substantial losses.
The Fund will, under normal circumstances, invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of issuers domiciled in the U.S. that, in the view of the Subadviser, have above average growth potential and meet certain environmental, social and governance (“ESG”) criteria. The Fund may invest up to 20% of its net assets in American Depositary Receipts (“ADRs”), which are securities representing equity ownership in foreign issuers. The
Fund may invest in companies of any size and seeks diversification by economic sector.
Significant Accounting Policies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP), and the Fund is considered an investment company under
U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Under U.S. GAAP, management is required to make certain estimates and assumptions at the date of the financial statements and actual results may differ from those estimates. The following summarizes the significant accounting policies of the Fund.
Fund Valuation. The Fund’s Board of Trustees (“Board” or “Trustees”), including a majority of the Trustees who are not
“interested persons” of the Fund, have designated the Adviser to perform fair valuation determinations related to all Fund investments under the oversight of the Board. As “valuation designee” the Adviser has adopted procedures consistent with
ASC Topic 820: Fair Value Measurement  to guide the determination of the net asset value (“NAV”) on any day on which the
Fund’s NAV is determined. The valuation of the Fund’s investments is in accordance with these procedures.
Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time the Fund determines its NAV. Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market
®
are valued at the NASDAQ
®
Official
Closing Price, as determined by NASDAQ
®
, or lacking a NASDAQ
®
Official Closing Price, the last current reported sale price on NASDAQ
®
at the time the Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-
the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the Board. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the Board. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the Board or based on a quotation provided by the counterparty to such option under the ultimate supervision of the Board.
Securities that are principally traded in foreign markets are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every New York Stock Exchange (“NYSE”) business day. In addition, trading may take place

Notes to Financial Statements
(unaudited)

www.calamos.com
in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.
If the valuation designee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the valuation designee.
The Fund also may use fair value pricing, pursuant to guidelines adopted by the Adviser, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the Adviser, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.
When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.
Investment Transactions. Investment transactions are recorded on a trade date basis as of June 30, 2026. Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income is recognized using the accrual method and includes accretion of original issue and market discount and amortization of premium. Dividend income is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date.
Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.
The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign currency gains or losses arise from disposition of foreign currency, the difference in the foreign exchange rates between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the ex-date or accrual date and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies held at period end.
Allocation of Expenses. Expenses directly attributable to the Fund are charged to that Fund; certain other common expenses of Calamos Advisors Trust, Calamos Investment Trust, Calamos Convertible Opportunities and Income Fund, Calamos
Convertible and High Income Fund, Calamos Strategic Total Return Fund, Calamos Global Total Return Fund, Calamos Global
Dynamic Income Fund, Calamos Dynamic Convertible and Income Fund, Calamos Long/Short Equity & Dynamic Income Trust,
Calamos Antetokounmpo Sustainable Equities Trust, Calamos ETF Trust, Calamos Aksia Alternative Credit and Income Fund,
Calamos Aksia Private Equity and Alternatives Fund, and Calamos Aksia Hedged Strategies Fund  are allocated proportionately among each fund to which the expenses relate in relation to the net assets of each fund or on another reasonable basis.
Income Taxes. No provision has been made for U.S. income taxes because the Trust’s policy is to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended, and distribute to shareholders substantially all of the Fund’s taxable income and net realized gains.
Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. To the extent these “book/tax” differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment.
These differences are primarily due to differing treatments for foreign currency transactions and investments in passive foreign investment companies. The financial statements are not adjusted for temporary differences.
The Fund recognized no liability for uncertain tax positions. A reconciliation is not provided as the beginning and ending amounts of unrecognized benefits are zero, with no interim additions, reductions or settlements. Generally, the federal

Notes to Financial Statements
(unaudited)

Calamos Antetokounmpo Sustainable Equities Trust SEMIANNUAL REPORT
returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction.
Indemnifications. Under the Trust’s organizational documents, the Trust is obligated to indemnify its officers and trustees against certain liabilities incurred by them by reason of having been an officer or trustee of the Trust. In addition, in the normal course of business, the Trust may enter into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund’s management expects the risk of material loss in connection to a potential claim to be remote.
Segment Reporting. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker, and for which discrete financial information is available. Consistent with the definition of a chief operating decision maker (“CODM”) provided by Financial Accounting Standards Board ("FASB") “Accounting Standards
Update (ASU) 2023-07-Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures,”  the Fund's
CODM is Calamos Advisors' Chief Executive Officer, who also serves as Trustee and Vice President of the Fund. The Fund operates as a single reportable segment, which reflects how the CODM monitors and manages the operating results of the Fund. The financial information used by the CODM to assess the segment’s performance and to allocate resources, including total return, expense ratios, changes in net assets from operations and portfolio composition, is consistent with that presented within the Fund's financial statements and financial highlights.
Note 2 – Investment Advisor and Transactions with Affiliates or Certain Other Parties
Pursuant to an investment advisory agreement with CGAM, the Fund pays a monthly investment advisory fee based on the average daily net assets of the Fund at the annual rate of 0.85%.
CGAM has contractually agreed to limit the annual ordinary operating expenses of the Fund as a percentage of the average net assets of each class of shares to 1.35% for Class A shares, 2.10% for Class C shares, and 1.10% for Class I shares.
CGAM has contractually agreed to limit the Fund’s annual ordinary operating expenses for Class R6 shares (as a percentage of average net assets) to 1.10% less the Fund’s annual sub-transfer agency ratio (the aggregate sub-transfer agency fees of the Fund’s other share classes divided by the aggregate average annual net assets of the Fund’s other share classes). This expense limitation agreement is binding on CGAM through May 1, 2027.
For the period ended June 30, 2026, CGAM waived or absorbed $119,756 of expenses. This amount is included in the
Statement of Operations under the caption “Expense reductions”.
The Fund reimburses Calamos Advisors for a portion of compensation paid to the Trust’s Chief Compliance Officer. This compensation is reported as part of the “Trustees’ fees and officer compensation” expense on the Statement of Operations.
Two Trustees and certain officers of the Trust are also officers and directors of CGAM. Trustees and certain officers of the
Fund are also officers and/or directors of Calamos Advisors. Such Trustees and officers serve without direct compensation from the Trust. The Trust’s Statement of Additional Information contains additional information about the Trust’s Trustees and Officers and is available without charge, upon request, at www.calamos.com or by calling 800.582.6959.
As of June 30, 2026, certain affiliates of Calamos Advisors hold material investments in the Fund as follows:
Note 3 – Investments
The cost of purchases and proceeds from sales of long-term investments for the period ended June 30, 2026 are shown in the table below.
FUND PERCENTAGE
001
Calamos Antetokounmpo Sustainable Equities Fund 78%
U.S. GOVERNMENT
SECURITIES OTHER
Cost of purchases $ — $ 755,092
Proceeds from sales — 635,673

Notes to Financial Statements
(unaudited)

www.calamos.com
Note 4 – Income Taxes
The cost basis of investments for federal income tax purposes at June 30, 2026 was as follows*:
* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.
The tax character of distributions for the period ended June 30, 2026 will be determined at the end of the Fund’s current fiscal year.
Distributions for the year ended December 31, 2025 were characterized for federal income tax purposes as follows:
As of December 31, 2025, the components of accumulated earnings/(loss) on a tax basis were as follows:
The Fund had utilized capital loss carryforwards of $9,286 for the year ended December 31, 2025.
Note 5 – Fair Value Measurements
Various inputs are used to determine the value of the Fund’s investments. These inputs are categorized into three broad levels as follows:
Level 1 – Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.
Level 2 – Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.
Level 3 – Prices reflect unobservable market inputs (including the Fund’s own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.
The summary of the inputs used in valuing the Fund's holdings are available after the Fund's Schedule of Investments.
Cost basis of investments $ 4,127,699
Gross unrealized appreciation 1,758,315
Gross unrealized depreciation (174,391)
Net unrealized appreciation (depreciation) $ 1,583,924
YEAR ENDED
DECEMBER 31, 2025
Distributions paid from:
Ordinary income $ 3,566
Long-term capital gains 178,237
Return of capital —
Undistributed capital gains $ 17,350
Total undistributed earnings 17,350
Net unrealized gains/(losses) 1,132,406
Total accumulated earnings/(losses) $ 1,149,756
Paid-in-capital 3,972,143
Net assets applicable to common shareholders $ 5,121,899

Notes to Financial Statements
(unaudited)

Calamos Antetokounmpo Sustainable Equities Trust SEMIANNUAL REPORT
Note 6 – Capital Share Transactions
The following table summarizes the activity in capital shares of the Fund for the period ended:
Note 7 – Subsequent Events
Subsequent events, if any, through the date that the financial statements were issued, have been evaluated in the preparation of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure or would be required to be recognized in the financial statements.
FOR THE SIX MONTHS ENDED
JUNE 30, 2026
FOR THE YEAR ENDED
DECEMBER 31, 2025
Class A Shares Dollars Shares Dollars
Shares sold 298 $ 4,147 1,019 $ 12,723
Shares issued as reinvestment of distributions — — 419 5,672
Less shares redeemed (52) (699) (4,105) (50,978)
Net increase (decrease) 246 $ 3,448 (2,667) $ (32,583)
Class C Shares Dollars Shares Dollars
Shares sold — $ — — $ —
Shares issued as reinvestment of distributions — — 369 4,901
Less shares redeemed — — — —
Net increase (decrease) — $ — 369 $ 4,901
Class I Shares Dollars Shares Dollars
Shares sold 10,442 $ 150,492 21,674 $ 299,299
Shares issued as reinvestment of distributions — — 12,244 166,153
Less shares redeemed (2,222) (28,642) (20,845) (265,751)
Net increase (decrease) 8,220 $ 121,850 13,073 $ 199,701
Class R6 Shares Dollars Shares Dollars
Shares sold — $ — — $ —
Shares issued as reinvestment of distributions — — 374 5,077
Less shares redeemed — — — —
Net increase (decrease) — $ — 374 $ 5,077

Report of Independent Registered Public Accounting Firm

www.calamos.com
To the Shareholders and the Board of Trustees of Calamos Antetokounmpo Sustainable Equities Trust
Results of Review of Interim Financial Information
We have reviewed the accompanying statement of assets and liabilities of Calamos Antetokounmpo Sustainable Equities
Fund (the "Fund"), a series of Calamos Antetokounmpo Sustainable Equities Trust (the "Trust"), including the schedule of investments, as of June 30, 2026, the related statements of operations, changes in net assets, and the financial highlights for the six-month period then ended, and the related notes (collectively referred to as the "interim financial information").
Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial information for it to be in conformity with accounting principles generally accepted in the United States of America.
We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United
States) (PCAOB), the statement of changes in net assets for the year ended December 31, 2025, and the financial highlights for the years ended December 31, 2025, 2024, and the period from February 3, 2023 (commencement of operations)
through December 31, 2023, and in our report dated February 10, 2026, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.
Basis for Review Results
This interim financial information is the responsibility of the Fund's management. We are a public accounting firm registered with the PCAOB and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our review in accordance with standards of the PCAOB. A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters.
It is substantially less in scope than an audit conducted in accordance with the standards of the PCAOB, the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.
Chicago, Illinois
August 7, 2026
We have served as the auditor of one or more Calamos investment companies since 2003.

Statement Regarding Basis for Approval of Investment Advisory Contract
(unaudited)

Calamos Antetokounmpo Sustainable Equities Trust SEMIANNUAL REPORT
The Board of Trustees (the "Board" or "Trustees") of Calamos Antetokounmpo Sustainable Equities Trust (the "Trust")
oversees the management of Calamos Antetokounmpo Sustainable Equities Fund (the "Fund"), a series of the Trust, and, as required by law, determines annually whether to continue the Trust’s management agreement with Calamos Antetokounmpo
Asset Management LLC ("Adviser"), pursuant to which the Adviser serves as the investment manager and provides certain administrative services for the Fund, and the investment sub-advisory agreement by and among the Trust, the Adviser and
Calamos Advisors LLC ("Sub-Adviser"), pursuant to which the Sub-Adviser serves as investment sub-adviser for the Fund.
The "Independent Trustees," who comprise more than 80% of the Board, have never been affiliated with the Adviser or the Sub-Adviser.
In connection with their most recent consideration regarding the continuation of the management agreement and investment sub-advisory agreement, the Trustees received and reviewed a substantial amount of information provided by the Adviser and Sub-Adviser in response to detailed requests of the Independent Trustees and their independent legal counsel. In the course of their consideration of the agreements, the Independent Trustees were advised by their counsel and, in addition to meeting with management of the Adviser and Sub-Adviser, they met separately in executive session with their counsel.
At a meeting held on June 24, 2026, based on their evaluation of the information referred to above and other information provided in this and previous meetings, the Trustees determined that the overall arrangements between the Trust and the
Adviser and Sub-Adviser on behalf of the Fund were fair in light of the nature, quality and extent of the services provided by the Adviser, Sub-Adviser and their affiliates, as applicable, the fees charged for those services and other matters that the
Trustees considered relevant in the exercise of their business judgment. At that meeting, the Trustees, including all of the
Independent Trustees, approved the continuation of the management agreement and investment sub-advisory agreement with respect to the Fund through January 12, 2028, subject to possible earlier termination as provided in such agreements.
In connection with its consideration of the management agreement and sub-advisory agreement of the Trust, the Board considered, among other things: (i) the nature, quality and extent of the Adviser's and Sub-Adviser's services, (ii) the investment performance of the Fund as well as performance information for comparable funds and other, comparable clients of the
Adviser and Sub-Adviser, (iii) the fees and other expenses paid by the Fund as well as expense information for comparable funds and for other, comparable clients of the Adviser and Sub-Adviser, (iv) the profitability of the Adviser and Sub-Adviser and their affiliates from their relationship with the Fund, (v) whether economies of scale may be realized as the Fund grows and whether potential economies may be shared, in some measure, with the Fund's investors and (vi) other benefits to the
Adviser and Sub-Adviser from their relationship with the Fund. In the Board's deliberations, no single factor was responsible for the Board's decision to approve the continuation of the management agreement and investment sub-advisory agreement, and each Trustee may have afforded different weight to the various factors.
Nature, Quality and Extent of Services. The Board's consideration of the nature, quality and extent of the Adviser's and Sub-
Adviser's services to the Fund took into account the knowledge gained from the Board's meetings with the Adviser and/or
Sub-Adviser throughout the years. In addition, the Board considered: the Adviser’s and Sub-Adviser's history of managing the Fund and the Sub-Adviser’s long-term history of managing other funds in the Calamos fund complex; the consistency of investment approach; the Sub-Adviser's relatively recent acquisition of Pearl Impact Capital LLC; the background and experience of Messrs. Madden and Tursich and Ms. Williamson (who are now employees of the Sub-Adviser) and the other investment personnel responsible for managing the Fund; the Sub-Adviser's provision of administrative services for other funds in the Calamos fund complex, including, among other things, in the areas of brokerage selection, trade execution, compliance and shareholder communications; and the "dual-hatting" arrangement in place between the Adviser and Sub-
Adviser with respect to employees of the Sub-Adviser that provide services to the Adviser. The Board also reviewed the
Adviser's and Sub-Adviser's resources and key personnel involved in providing investment management and investment sub-advisory services to the Fund. In addition, the Board considered compliance reports about the Adviser and Sub-Adviser from the Trust's Chief Compliance Officer.
The Board also considered the information provided by the Adviser and Sub-Adviser regarding the Fund’s performance and the steps the Adviser and Sub-Adviser are taking to improve performance. In particular, the Board noted the additional personnel added to the Sub-Adviser’s investment team, which includes portfolio managers, research analysts, research associates and risk management personnel. The Board also noted the Adviser’s and Sub-Adviser’s significant investment into their infrastructure and investment processes.
Investment Performance of the Fund. The Board considered the Fund’s investment performance over various time periods, including how the Fund performed compared to the average performance of a group of comparable funds (the Fund’s
“Category”) selected by an independent third-party service provider. As noted below, the Category represents a custom group

Statement Regarding Basis for Approval of Investment Advisory Contract
(unaudited)

www.calamos.com
of comparable funds, also selected by the independent third-party service provider. The performance periods considered by the Board ended on March 31, 2026, except where otherwise noted. Because the Fund commenced operations on February
3, 2023, five- and ten-year performance was not available and the Board only considered one- and three-year performance.
To the extent the Board considered data for periods other than those ending on March 31, 2026 or considered comparative data in addition to that of the Category, such as comparative data for an alternate group of comparable funds, the data was still produced by an independent third-party service provider.
The Board considered that the Fund outperformed its custom Category average for the one-year period, and it underperformed for the three-year period.  The Board noted that, for the since inception (February 3, 2023) period ended March 31, 2026, the Fund’s performance ranked in the second quartile of the Category. The Board also considered that the Fund had only commenced operations on February 3, 2023 and that it would be prudent to allow the portfolio management team time to further develop its performance record with the Fund.
Costs of Services Provided and Profits Realized by the Adviser and Sub-Adviser. Using information provided by an independent third-party service provider, the Board evaluated the Fund’s actual management fee rate and sub-advisory fee rate compared to the median management fee rate and sub-advisory fee rate for other open-end funds similar in size, character and investment strategy (the Fund’s “Expense Group”) and the Fund’s total expense ratio compared to the median total expense ratio of the Fund’s Expense Group.
The Board also reviewed the Adviser’s and Sub-Adviser’s management fee rates for their institutional separate accounts, other advisory accounts and sub-advisory accounts with comparable investment strategies. The Board took into account that, although the rates of fees paid by institutional clients or for sub-advisory services were generally lower than the rates of fees paid by the Fund, the differences reflected the Adviser’s and Sub-Adviser’s greater level of responsibilities and significantly broader scope of services regarding the Fund, the more extensive regulatory obligations and risks associated with managing the Fund, and other financial considerations with respect to creation and sponsorship of the Fund. The Board considered factors that led to more expenses for registered funds including but not limited to: (i) capital expenditures to establish a fund, (ii) length of time to reach critical mass, and the related expenses, (iii) higher servicing costs of intermediaries and shareholders, (iv) higher redemption rates of assets under management, (v) entrepreneurial risk assumed by the Adviser and
Sub-Adviser and (vi) greater exposure to “make whole” errors.
The Board also considered the Adviser’s and Sub-Adviser’s costs in serving as the Fund’s investment adviser and sub-adviser, respectively, including but not limited to costs associated with technology, infrastructure and compliance necessary to manage or sub-advise the Fund. The Board reviewed the Adviser’s and Sub-Adviser’s methodology for allocating costs among their lines of business. The Board also considered information regarding the structure of the Adviser’s and Sub-Adviser’s compensation program for portfolio managers, analysts and certain other employees, and the relationship of such compensation to the attraction and retention of quality personnel. Finally, the Board reviewed information on the profitability of the Adviser and the Sub-Adviser in serving as the Fund’s investment adviser and sub-adviser, respectively, and of the Adviser, Sub-Adviser and their affiliates in all of their relationships with the Fund, as well as an explanation of the methodology utilized in allocating various expenses among the Fund and the Adviser’s and Sub-Adviser’s other business units. Data was provided to the Board with respect to profitability, both on a pre- and post-marketing cost basis. The Board reviewed the financial statements of the Adviser’s and Sub-Adviser’s parent companies and discussed their corporate structure.
The Board considered that the Fund’s management fee rate is lower than its Expense Group median, though its total expense ratio is higher than the Fund’s Expense Group median. The Board also considered that the Adviser had contractually agreed to limit Fund expenses through April 30, 2027 and was currently subsidizing the Fund under this arrangement. The Board reviewed the Fund’s expenses in light of its level of assets and its more recent performance record.
Economies of Scale. The Board considered whether the Fund’s management fee shares with shareholders potential economies of scale that may be achieved by the Adviser and Sub-Adviser. The Board also considered the benefits accruing to shareholders from the Adviser’s and Sub-Adviser’s investments into their infrastructure and investment processes.
Other Benefits Derived from the Relationship with the Fund. The Board also considered other benefits that accrue to the
Adviser, Sub-Adviser and their affiliates from their relationship with the Fund. The Board concluded that, while each of the
Adviser and Sub-Adviser may potentially benefit from its relationship with the Fund in ways other than the fees payable by the Fund, the Fund also may benefit from its relationship with the Adviser and Sub-Adviser in ways other than the services to be provided by the Adviser and Sub-Adviser and their affiliates pursuant to their agreements with the Fund and the fees payable by the Fund.

Statement Regarding Basis for Approval of Investment Advisory Contract
(unaudited)

Calamos Antetokounmpo Sustainable Equities Trust SEMIANNUAL REPORT
The Board also considered the Sub-Adviser's use of a portion of the commissions paid by the Fund on its portfolio brokerage transactions to obtain research products and services benefiting the Fund and/or other clients of the Sub-Adviser and concluded, based on reports from the Trust’s Chief Compliance Officer, that the Sub-Adviser's use of "soft" commission dollars to obtain research products and services was consistent with regulatory requirements.
After full consideration of the above factors as well as other factors that were instructive in their consideration, the Trustees, including all of the Independent Trustees, concluded that the continuation of the management agreement for the Fund with the Adviser and the investment sub-advisory agreement with the Sub-Adviser with respect to the Fund were in the best interest of the Fund and its shareholders.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

1. Aggregate remuneration paid to all trustees by Calamos Antetokounmpo Sustainable Equities Trust for the period covered by the report is shown in the Statement of Operations included as part of the financial statements filed under Item 7 of the N-CSR. Such remuneration only is paid to independent (“non-interested”) trustees. John P. Calamos, Sr. and John S. Koudounis, the trustees who are “interested persons” of the Calamos Antetokounmpo Sustainable Equities Trust, do not receive remuneration for services provided to the Calamos Antetokounmpo Sustainable Equities Trust.

2. Not applicable.

3. The Chief Compliance Officer of the Calamos Antetokounmpo Sustainable Equities Trust is the only officer who receives compensation from the Calamos Antetokounmpo Sustainable Equities Trust. Walter Kelly is the Chief Compliance Officer of the Trust. Aggregate remuneration paid to Mr. Kelly by Calamos Antetokounmpo Sustainable Equities Trust for the period covered by the report is shown in the Statement of Operations included as part of the financial statements filed under Item 7 of the N-CSR.

4. Not applicable.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Not applicable. Included in the financial statements filed under Item 7 of the N-CSR.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16: Controls and Procedures.

(a)            The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and timely reported.

(b)            There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1) Code of Ethics - Not applicable for semiannual reports.

(a)(2) Not applicable

(a)(3)(i) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(ii) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4) Not applicable

(a)(5) Not applicable

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Antetokounmpo Sustainable Equities Trust

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	August 12, 2026

By:	/s/ Thomas E. Herman
Name:	Thomas E. Herman
Title:	Principal Financial Officer
Date:	August 12, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	August 12, 2026

By:	/s/ Thomas E. Herman
Name:	Thomas E. Herman
Title:	Principal Financial Officer
Date:	August 12, 2026